Other financial assets - Restrictions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Restricted funds	$ 39,414	$ 68,069
Interligao Eltrica Norte e Nordeste
Other financial assets
Restricted funds	11,585	12,743
ISA
Other financial assets
Restricted funds	$ 12,780	$ 11,547